Form N-CSR Cover	12 Months Ended
May 31, 2026
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND
Entity Central Index Key	0000856671
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026